iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .9%
Aptiv PLC
(a)
............................. 45,645 $ 3,712,308
BorgWarner, Inc. ......................... 39,224 1,329,694
Gentex Corp. ........................... 39,402 1,305,388
Lear Corp. ............................. 9,791 1,301,224
Phinia, Inc. ............................. 8,010 242,222
QuantumScape Corp. , Class A
(a) (b)
............. 56,873 387,305
8,278,141
a
Automobiles  —  9 .0%
Ford Motor Co. .......................... 661,302 7,750,459
General Motors Co. ....................... 231,325 8,975,410
Harley-Davidson, Inc. ...................... 21,581 700,304
Lucid Group, Inc.
(a) (b)
....................... 124,207 419,820
Rivian Automotive, Inc. , Class A
(a) (b)
............. 111,678 1,709,790
Tesla, Inc.
(a)
............................. 311,294 58,302,253
Thor Industries, Inc. ....................... 8,621 974,345
78,832,381
a
Broadline Retail  —  16 .2%
Amazon.com, Inc.
(a) (b)
...................... 850,440 131,988,288
Coupang, Inc.
(a)
.......................... 184,891 2,588,474
eBay, Inc. .............................. 90,119 3,701,187
Etsy, Inc.
(a)
............................. 20,635 1,373,466
Kohl's Corp. ............................ 18,580 478,621
Macy's, Inc. ............................ 45,695 835,762
Nordstrom, Inc. .......................... 19,022 345,249
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 10,393 747,568
142,058,615
a
Commercial Services & Supplies  —  1 .2%
Copart, Inc.
(a)
........................... 144,558 6,944,566
Driven Brands Holdings, Inc.
(a)
................ 10,682 140,041
RB Global, Inc. .......................... 30,537 1,953,452
Rollins, Inc. ............................. 42,927 1,859,169
10,897,228
a
Consumer Staples Distribution & Retail  —  10 .7%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 22,366 1,439,028
Costco Wholesale Corp. .................... 53,931 37,475,573
Dollar General Corp. ...................... 36,913 4,875,100
Dollar Tree, Inc.
(a)
......................... 35,146 4,590,771
Target Corp. ............................ 77,527 10,782,455
Walmart, Inc. ............................ 212,318 35,085,550
94,248,477
a
Distributors  —  0 .9%
Genuine Parts Co. ........................ 23,627 3,313,214
LKQ Corp. ............................. 44,802 2,090,910
Pool Corp. ............................. 6,412 2,380,455
7,784,579
a
Diversified Consumer Services  —  0 .5%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 9,672 950,274
Grand Canyon Education, Inc.
(a)
............... 5,043 658,565
H&R Block, Inc. .......................... 24,510 1,148,049
Mister Car Wash, Inc.
(a) (b)
.................... 13,061 108,406
Service Corp. International .................. 24,693 1,657,394
4,522,688
a
Entertainment  —  11 .2%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 33,331 134,991
Electronic Arts, Inc. ....................... 45,598 6,273,373
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 3,966 242,283
Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 32,615 $ 2,193,359
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 3,394 125,001
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 7,746 288,693
Live Nation Entertainment, Inc.
(a)
.............. 26,321 2,338,621
Madison Square Garden Sports Corp. , Class A
(a)
.... 3,155 583,990
Netflix, Inc.
(a)
............................ 69,485 39,197,183
Playtika Holding Corp.
(a)
.................... 3,827 27,631
ROBLOX Corp. , Class A
(a)
................... 78,317 3,039,483
Spotify Technology SA
(a)
.................... 23,617 5,085,921
Take-Two Interactive Software, Inc.
(a)
............ 27,794 4,584,064
TKO Group Holdings, Inc. , Class A ............. 10,207 854,224
Walt Disney Co. (The) ..................... 308,261 29,608,469
Warner Bros Discovery, Inc. , Series A
(a)
.......... 371,202 3,719,444
98,296,730
a
Ground Transportation  —  2 .8%
Avis Budget Group, Inc. .................... 3,347 547,937
Hertz Global Holdings, Inc.
(a) (b)
................ 22,164 185,069
Lyft, Inc. , Class A
(a)
........................ 57,703 720,711
Uber Technologies, Inc.
(a)
................... 331,726 21,651,756
U-Haul Holding Co.
(a)
...................... 1,263 83,686
U-Haul Holding Co. , Series N , NVS ............. 16,872 1,077,615
24,266,774
a
Hotels, Restaurants & Leisure  —  18 .2%
Airbnb, Inc. , Class A
(a)
...................... 68,314 9,846,780
Aramark ............................... 39,376 1,145,054
Booking Holdings, Inc.
(a)
.................... 6,014 21,093,925
Boyd Gaming Corp. ....................... 12,103 768,420
Caesars Entertainment, Inc.
(a)
................ 34,588 1,517,376
Carnival Corp.
(a)
.......................... 167,414 2,775,724
Cava Group, Inc.
(a) (b)
....................... 2,653 124,160
Chipotle Mexican Grill, Inc.
(a)
................. 4,629 11,150,196
Choice Hotels International, Inc. ............... 5,061 612,988
Churchill Downs, Inc. ...................... 11,956 1,446,317
Darden Restaurants, Inc. ................... 20,359 3,309,966
Domino's Pizza, Inc. ....................... 5,874 2,503,616
DraftKings, Inc. , Class A
(a)
................... 70,538 2,754,509
Expedia Group, Inc.
(a)
...................... 23,182 3,438,586
Hilton Worldwide Holdings, Inc. ............... 41,975 8,015,546
Hyatt Hotels Corp. , Class A
(b)
................. 7,405 950,580
Las Vegas Sands Corp. .................... 62,184 3,042,041
Marriott International, Inc. , Class A ............. 41,058 9,842,834
Marriott Vacations Worldwide Corp. ............. 6,092 511,058
McDonald's Corp. ........................ 113,064 33,096,094
MGM Resorts International .................. 47,463 2,058,470
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 71,077 1,265,171
Penn Entertainment, Inc.
(a)
................... 25,156 567,268
Planet Fitness, Inc. , Class A
(a)
................ 14,328 970,865
Royal Caribbean Cruises Ltd.
(a)
............... 39,434 5,027,835
Starbucks Corp. .......................... 190,180 17,692,446
Texas Roadhouse, Inc. ..................... 11,241 1,413,219
Travel + Leisure Co. ....................... 11,988 484,555
Vail Resorts, Inc. ......................... 6,376 1,415,472
Wendy's Co. (The) ........................ 28,887 551,164
Wingstop, Inc. ........................... 5,035 1,415,389
Wyndham Hotels & Resorts, Inc. .............. 13,656 1,064,212
Wynn Resorts Ltd. ........................ 17,466 1,649,314
Yum! Brands, Inc. ........................ 47,240 6,117,108
159,638,258
a
Household Durables  —  3 .4%
DR Horton, Inc. .......................... 52,427 7,492,343
Garmin Ltd. ............................. 25,882 3,092,640

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables (continued)
Leggett & Platt, Inc. ....................... 22,475 $ 521,645
Lennar Corp. , Class A ...................... 41,304 6,189,404
Lennar Corp. , Class B ..................... 2,212 306,915
Newell Brands, Inc. ....................... 63,701 529,992
NVR, Inc.
(a)
............................. 499 3,530,570
PulteGroup, Inc. ......................... 36,117 3,776,394
Tempur Sealy International, Inc. ............... 28,052 1,399,514
Toll Brothers, Inc. ......................... 18,020 1,790,287
Whirlpool Corp. .......................... 8,997 985,351
29,615,055
a
Interactive Media & Services  —  0 .0%
TripAdvisor, Inc.
(a)
........................ 18,041 389,686
a
Leisure Products  —  0 .4%
Hasbro, Inc. ............................ 21,970 1,075,431
Mattel, Inc.
(a)
............................ 59,185 1,058,820
Peloton Interactive, Inc. , Class A
(a) (b)
............ 56,451 313,868
Polaris, Inc. ............................. 9,086 817,376
YETI Holdings, Inc.
(a) (b)
..................... 14,634 643,457
3,908,952
a
Media  —  2 .3%
Fox Corp. , Class A , NVS .................... 41,461 1,339,190
Fox Corp. , Class B ........................ 22,697 681,137
Interpublic Group of Companies, Inc. (The) ....... 64,835 2,138,907
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 12,584 382,428
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
25,919 786,901
New York Times Co. (The) , Class A ............. 27,152 1,318,501
News Corp. , Class A , NVS .................. 64,020 1,577,453
News Corp. , Class B ...................... 19,581 500,686
Nexstar Media Group, Inc. ................... 5,613 997,486
Omnicom Group, Inc. ...................... 33,283 3,008,117
Paramount Global , Class A
(b)
................. 1,691 39,451
Paramount Global , Class B , NVS .............. 97,001 1,415,245
Sirius XM Holdings, Inc.
(b)
................... 109,265 556,159
Trade Desk, Inc. (The) , Class A
(a)
.............. 74,250 5,080,927
19,822,588
a
Passenger Airlines  —  1 .3%
Alaska Air Group, Inc.
(a)
..................... 21,135 757,267
American Airlines Group, Inc.
(a)
................ 109,225 1,554,272
Delta Air Lines, Inc. ....................... 108,109 4,231,386
Southwest Airlines Co. ..................... 100,263 2,996,861
United Airlines Holdings, Inc.
(a)
................ 54,941 2,273,459
11,813,245
a
Personal Care Products  —  0 .7%
Coty, Inc. , Class A
(a)
....................... 63,302 764,688
Estee Lauder Companies, Inc. (The) , Class A ...... 38,742 5,113,557
5,878,245
a
Specialty Retail  —  15 .3%
Advance Auto Parts, Inc. .................... 10,058 672,377
AutoNation, Inc.
(a) (b)
....................... 4,774 666,737
AutoZone, Inc.
(a)
......................... 2,965 8,189,715
Bath & Body Works, Inc. .................... 38,526 1,643,519
Best Buy Co., Inc. ........................ 32,773 2,375,715
Burlington Stores, Inc.
(a)
.................... 10,865 2,076,845
CarMax, Inc.
(a)
........................... 26,563 1,890,754
Dick's Sporting Goods, Inc. .................. 10,106 1,506,501
Five Below, Inc.
(a)
......................... 9,213 1,653,365
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 17,504 1,760,202
GameStop Corp. , Class A
(a) (b)
................. 45,273 644,235
Gap, Inc. (The) .......................... 32,675 610,696
Home Depot, Inc. (The) .................... 109,358 38,599,000
Security Shares Value
a
Specialty Retail (continued)
Lithia Motors, Inc. ........................ 4,550 $ 1,341,567
Lowe's Companies, Inc. .................... 97,351 20,720,187
Murphy USA, Inc. ........................ 3,291 1,160,143
O'Reilly Automotive, Inc.
(a)
................... 9,963 10,192,647
Penske Automotive Group, Inc.
(b)
.............. 3,288 487,841
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 13,210 31,572
RH
(a)
................................. 2,614 662,597
Ross Stores, Inc. ......................... 56,583 7,937,463
TJX Companies, Inc. (The) .................. 194,141 18,425,922
Tractor Supply Co. ........................ 18,458 4,145,667
Ulta Beauty, Inc.
(a)
........................ 8,288 4,160,990
Victoria's Secret & Co.
(a)
.................... 12,993 338,468
Wayfair, Inc. , Class A
(a) (b)
.................... 13,870 696,968
Williams-Sonoma, Inc. ..................... 10,718 2,072,754
134,664,447
a
Textiles, Apparel & Luxury Goods  —  4 .8%
Birkenstock Holding PLC
(a) (b)
................. 5,001 231,996
Capri Holdings Ltd.
(a)
...................... 19,036 927,815
Carter's, Inc. ............................ 6,044 457,168
Columbia Sportswear Co. ................... 5,988 474,609
Crocs, Inc.
(a)
............................ 10,230 1,038,140
Deckers Outdoor Corp.
(a)
.................... 4,413 3,326,211
Lululemon Athletica, Inc.
(a)
................... 18,748 8,508,217
Nike, Inc. , Class B ........................ 200,450 20,351,689
PVH Corp. ............................. 10,102 1,214,867
Ralph Lauren Corp. , Class A ................. 6,723 965,893
Skechers USA, Inc. , Class A
(a)
................ 22,393 1,398,219
Tapestry, Inc. ............................ 38,516 1,494,036
Under Armour, Inc. , Class A
(a)
................. 31,577 240,617
Under Armour, Inc. , Class C
(a)
................ 34,339 254,108
VF Corp. .............................. 58,778 967,486
41,851,071
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a) (b)
............. 7,473 1,154,952
a
Total Long-Term Investments — 99.9%
(Cost: $ 927,951,550 ) ................................ 877,922,112
a
Short-Term Securities
Money Market Funds  —  8 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 72,209,089 72,252,414
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 937,021 937,021
a
Total Short-Term Securities — 8.3%
(Cost: $ 73,179,857 ) ................................. 73,189,435
Total Investments — 108.2%
(Cost: $ 1,001,131,407 ) ............................... 951,111,547
Liabilities in Excess of Other Assets — ( 8 .2 ) % ............... (72,237,559)
Net Assets — 100.0% ................................. $ 878,873,988
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 23,593,656  $ 48,643,372
(a)
$ —  $ 14,145  $ 1,241  $ 72,252,414  72,209,089  $ 354,449
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,197,915  —  (260,894)
(a)
—  —  937,021  937,021  45,336  —
$ 14,145  $ 1,241
$ 73,189,435
$ 399,785  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 1 03/15/24 $ 100 $ 3,284
E-Mini S&P Consumer Discretionary Select Sector Index .......................................... 4 03/15/24 695 (36,449)
$ (33,165)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Consumer Discretionary ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 877,922,112  $ —  $ —  $ 877,922,112
Short-Term Securities
Money Market Funds ...................................... 73,189,435  —  —  73,189,435
$ 951,111,547  $ —  $ —  $ 951,111,547
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,284  $ —  $ —  $ 3,284
Liabilities
Equity Contracts ........................................... (36,449) —  —  (36,449)
$ (33,165) $ —  $ —  $ (33,165)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)